UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York January 31,
2000

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value total:	$156,735


List of Other Included Managers:

No.	13F File Number		Name


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

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








FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY






(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE











Transocean Sedco Forex Inc

COM

G90078109

588

17460

SH



Sole



17460


Abercrombie and Fitch Co.

COM

002896207

2136

80000

SH



Sole



80000


Amgen Inc

COM

031162100

15256

254000

SH



Sole



254000


BE Aerospace Inc.

COM

073302101

2320

275000

SH



Sole



275000


Biogen Inc

COM

090597105

15420

182484

SH



Sole



182484


Chubb Corp

COM

171232101

5632

100000

SH



Sole



100000


Coastcast

COM

19057T108

4988

300000

SH



Sole



300000


Consolidated Stores Corp

COM

210149100

1004

61800

SH



Sole



61800


Cyberplex

COM

232969105

505

40000

SH



Sole



40000


Dell Computer Corp

COM

247025109

20891

409621

SH



Sole



409621


Devry Inc

COM

251893103

2438

130000

SH



Sole



130000


Duke Energy Corp

COM

264399106

5043

100615

SH



Sole



100615


Esat Telecom Group PLC

SPONSORED ADR

268834102

4287

46850

SH



Sole



46850


Flowserve Corporation

COM

34354P105

5100

300000

SH



Sole



300000


Freeport-McMoran Copper & Gold
Class A

35671D105

6079

327500

SH



Sole



327500


Georgia Gulf Corp

COM

373200203

3348

110000

SH



Sole



110000


Inco Limited

COM

453258402

7050

300000

SH



Sole



300000


Inco Class VBN Shares

CL VBN SH

453258709

3554

409143

SH



Sole



409143


Inkine Pharmaceutical Co Inc

COM

457214104

570

178900

SH



Sole



178900


Micron Technology

COM

595112103

8382

107810

SH



Sole



107810


Mirage Resorts Inc.

COM

60462E104

4537

300000

SH



Sole



300000


NL Industries Inc.

COM

629156407

2636

175000

SH



Sole



175000


Netia Holdings SA ADR

ADR

64114B104

353

20000

SH



Sole



20000


Olin Corp

NEW $1 PAR

680665205

4457

225000

SH



Sole



225000


Oxford Health Plans Inc

COM

691471106

3315

261250

SH



Sole



261250


Res-Care

COM

760943100

405

31745

SH



Sole



31745


SCI Systems Inc.

COM

783890106

8218

100000

SH



Sole



100000


Schlumberger Ltd

COM

806857108

5051

90000

SH



Sole



90000


Special Metals Corp

COM

847414103

1385

434600

SH



Sole



434600


Sylvan Learning Sys Inc

COM

871399101

1503

115617

SH



Sole



115617


Titanium Metals Corporation

COM

888339108

2588

575000

SH



Sole



575000


Vans Inc.

COM

921930103

1911

156000

SH



Sole



156000


Whitehall Jewelers Inc.

COM

965063100

5785

156878

SH



Sole



156878

